Partners' Equity - Equity offering (Details) $ / shares in Units, $ in Thousands						6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 24, 2019 shares	Apr. 01, 2019 EquityInstruments shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Jun. 30, 2019 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2018 shares	Jan. 29, 2019 USD ($)
Equity transactions
Repurchases of common units | $						$ 9,921
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments			24,925			24,925
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments			24,925			24,925
GasLog Ltd.
Equity transactions
General partner interest in GasLog Partners	2.00%					2.00%
ATM Programme
Equity transactions
Size of programme | $				$ 250,000	$ 144,000
Remaining authorized amount | $	$ 126,556					$ 126,556
Common units
Equity transactions
Number of units repurchased						476,351
Number of units issued in share-based payment						49,850	33,998
Number of units issued on elimination of IDRs		2,532,911				2,532,911
Number of units issued							1,020
Common units | Long-Term Incentive Plan 2015
Equity transactions
Number of units issued in share-based payment			49,850
Common units | Unit repurchase programme
Equity transactions
Unit repurchase programme limit | $								$ 25,000
Number of units repurchased						476,351
Number of units cancelled						476,351
Stock repurchase program, weighted average price | $ / shares						$ 20.81
Repurchases of common units | $						$ 9,921
Class B units
Equity transactions
Number of units issued on elimination of IDRs		2,490,000				2,490,000
Conversion ratio of class B units into common units	1	1
Class B-1 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
Class B-2 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
Class B-3 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
Class B-4 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
Class B-5 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
Class B-6 units
Equity transactions
Number of units issued on elimination of IDRs		415,000
General partner units
Equity transactions
Number of units issued						93,804	38,653
Net proceeds from issuance of units | $						$ 1,996